SHARE-BASED COMPENSATION (Details 2) - 2010 Plan		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2014
Share-based compensation
Risk-free interest rate (as a percent)			2.39%
Option term			5 years
Volatility (as a percent)			44.00%
Dividend yield			0.00%
Expected forfeiture rate (post-vesting) of executive level		0.00%
Expected forfeiture rate (post-vesting) of non-executive level		10.00%
Minimum
Share-based compensation
Exercise multiple			2
Expected forfeiture rate (post-vesting)	[1]		0.00%
Maximum
Share-based compensation
Exercise multiple			2.5
Expected forfeiture rate (post-vesting)	[1]		10.00%

[1]	0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture patterns.